SHARE CAPITAL (Details 3)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Statement [Line Items]
Options, outstanding | shares	58,467,500
Weighted average exercise price, outstanding | $ / shares	$ 0.20
Weighted average remaining life, outstanding	3 years 10 days
Number of options, exercisable | shares	45,220,000
Weighted average exercise price, exercisable | $ / shares	$ 0.22
Weighted average remaining life, exercisable	2 years 8 months 19 days
Stock options 3
Statement [Line Items]
Exercise price	0.26 - 0.50
Options, outstanding | shares	15,775,000
Weighted average exercise price, outstanding | $ / shares	$ 0.33
Weighted average remaining life, outstanding	1 year 8 months 1 day
Number of options, exercisable | shares	15,775,000
Weighted average exercise price, exercisable | $ / shares	$ 0.33
Weighted average remaining life, exercisable	1 year 8 months 1 day
Stock options 1
Statement [Line Items]
Exercise price	0.10 - 0.18
Options, outstanding | shares	26,482,500
Weighted average exercise price, outstanding | $ / shares	$ 0.12
Weighted average remaining life, outstanding	4 years 1 month 9 days
Number of options, exercisable | shares	13,235,000
Weighted average exercise price, exercisable | $ / shares	$ 0.12
Weighted average remaining life, exercisable	4 years 1 month 6 days
Stock options 2
Statement [Line Items]
Exercise price	0.185 - 0.25
Options, outstanding | shares	16,210,000
Weighted average exercise price, outstanding | $ / shares	$ 0.20
Weighted average remaining life, outstanding	2 years 7 months 9 days
Number of options, exercisable | shares	16,210,000
Weighted average exercise price, exercisable | $ / shares	$ 0.20
Weighted average remaining life, exercisable	2 years 7 months 9 days